CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY (DEFICIT) (Parenthetical)	12 Months Ended
Dec. 31, 2019 USD ($)
Statement of Stockholders' Equity [Abstract]
Net of offering costs	$ 3,534,723